Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Net income	$ 591	$ 1,331	$ 1,212	$ 1,148	$ 780	$ 1,000	$ 916	$ 850	$ 4,282	$ 3,546
Less allocated earnings on non-vested restricted stock									(59)	(27)
Less allocated dividends on non-vested restricted stock									(155)	(88)
Net income allocated to common stockholders									$ 4,068	$ 3,431
Weighted Average Number of Shares Outstanding, Basic									4,952,471	4,981,942
Basic and diluted earnings per share	$ 0.11	$ 0.25	$ 0.23	$ 0.23	$ 0.16	$ 0.20	$ 0.18	$ 0.17	$ 0.82	$ 0.71
Basic earnings per share
Income available to common stockholders, Per Share Amount	0.11	0.25	0.23	0.23	0.16	0.20	0.18	0.17	0.82	0.71
Diluted earnings per share
Income available to common stockholders and assumed conversions, Per Share Amount	$ 0.11	$ 0.25	$ 0.23	$ 0.23	$ 0.16	$ 0.20	$ 0.18	$ 0.17	$ 0.82	$ 0.71